Derivative Instruments (Details 2) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 82,037,616	$ 52,043,820
Exchange Traded Futures Contracts Currencies [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,668,075	234,235
Exchange Traded Futures Contracts Energies [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	33,572,541	27,207,139
Exchange Traded Futures Contracts Grains [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	(4,343,620)	5,743,535
Interest Rate Contract [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	22,456,018	(1,072,446)
Exchange Traded Futures Contracts Livestock [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	90,780	(383,730)
Exchange Traded Futures Contracts Metals [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,825,535)	1,136,660
Exchange Traded Futures Contracts Softs [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	107,783	(3,141,045)
Exchange Traded Futures Contracts Stock Indices [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	16,632,265	45,821,278
Future [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	68,358,307	75,545,626
Forward Contracts [Member]
Offsetting Assets [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 13,679,309	$ (23,501,806)